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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: June 30, 2012

Check here if Amendment [ ]; Amendment Number: _________

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Markel Corporation

Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas S. Gayner

Title: President and Chief Investment Officer

Phone: 804-527-3806

Signature, Place, and Date of Signing:

 /s/ Thomas S. Gayner              Richmond, VA                  08/09/2012
----------------------     ----------------------------     -------------------
     [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:            131
Form 13F Information Table Value Total: $    2,187,192
                                        --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number    Name
---    --------------------    -----
 1     28-6056                 Markel Gayner Asset Management Corporation

                               Markel Corporation
                                    FORM 13F
                                 June 30, 2012

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     2688    30000 SH       Sole                    30000
                                                             15528   173300 SH       Defined 01             171000              2300
Accenture                      COM              G1151C101      601    10000 SH       Sole                    10000
                                                              6532   108700 SH       Defined 01             100000              8700
Air Products & Chemicals       COM              009158106     1276    15800 SH       Defined 01              12000              3800
Alleghany Corporation          COM              017175100     1470     4328 SH       Sole                     4328
Altria                         COM              02209S103     4056   117400 SH       Defined 01             114500              2900
American Express               COM              025816109      582    10000 SH       Sole                    10000
                                                             21200   364196 SH       Defined 01             339000             25196
Anheuser-Busch Inbev ADR       COM              03524A108    32059   402501 SH       Defined 01             390000             12501
Archer Daniels                 COM              039483102    29101   985800 SH       Defined 01             980000              5800
Artio Global Investors         COM              04315B107    19929  5694000 SH       Defined 01            5683000             11000
Automatic Data Processing      COM              053015103    28865   518600 SH       Defined 01             507700             10900
Bank of New York Mellon Corp   COM              064058100       66     3019 SH       Sole                     3019
                                                              4972   226527 SH       Defined 01             214907             11620
Barrett Business Systems       COM              068463108      433    20500 SH       Defined 01              20000               500
Berkshire Hathaway Class B     COM              084670702    40423   485100 SH       Sole                   485100
                                                             90189  1082307 SH       Defined 01            1026507             55800
Berkshire Hathaway, Inc.       COM              084670108    34360      275 SH       Sole                      275
                                                            100206      802 SH       Defined 01                775                27
Brookfield Asset Management    COM              112585104    14233   430000 SH       Sole                   430000
                                                             88064  2660531 SH       Defined 01            2495548            164983
Brookfield Residential         COM              11283W104     1074    98500 SH       Defined 01              96500              2000
Brown & Brown                  COM              115236101     9971   365628 SH       Defined 01             365628
Brown Forman Class A           COM              115637100    26957   283760 SH       Defined 01             281000              2760
Brown-Forman Class B           COM              115637209     6868    70915 SH       Defined 01              70250               665
Calamos Asset Management       COM              12811R104     1374   120000 SH       Defined 01             120000
Calumet                        COM              131476103      238    10000 SH       Sole                    10000
                                                               642    27000 SH       Defined 01              25000              2000
Capital One                    COM              14040H105     9806   179400 SH       Defined 01             170000              9400
Carbo Ceramics Inc             COM              140781105     5294    69000 SH       Defined 01              69000
Carmax                         COM              143130102     6096   235000 SH       Sole                   235000
                                                            127737  4924320 SH       Defined 01            4728070            196250
Caterpillar Inc                COM              149123101    20942   246634 SH       Defined 01             241000              5634
Charles Schwab                 COM              808513105    12851   993900 SH       Defined 01             935000             58900
Coca Cola Co                   COM              191216100     4926    63000 SH       Defined 01              60000              3000
Colfax Corporation             COM              194014106    29915  1085070 SH       Sole                  1085070
Contango Oil & Gas             COM              21075n204     2398    40500 SH       Defined 01              40500
Costco                         COM              22160K105      475     5000 SH       Sole                     5000
                                                              3372    35500 SH       Defined 01              34000              1500
DENTSPLY                       COM              249030107     1338    35400 SH       Defined 01              35000               400
Dell Inc                       COM              24702R101     2815   225000 SH       Defined 01             225000
Diageo PLC                     COM              25243Q205    33858   328500 SH       Sole                   328500
                                                             93767   909737 SH       Defined 01             861500             48237
Disney                         COM              254687106     9700   200000 SH       Sole                   200000
                                                             65320  1346802 SH       Defined 01            1284500             62302
Dreamworks Animation SKG, Inc  COM              26153C103     1868    98000 SH       Defined 01              98000
EOG Resources, Inc.            COM              26875p101     7560    83900 SH       Defined 01              83500               400
Eagle Materials                COM              26969p108     2184    58500 SH       Defined 01              58500
Ecolab                         COM              278865100     3317    48400 SH       Defined 01              48000               400
Emerson Electric               COM              291011104     8007   171900 SH       Defined 01             158000             13900
Enterprise Products Lmtd Ptnsh COM              293792107      323     6300 SH       Defined 01                                 6300
Expeditors Int'l Wash Inc      COM              302130109     2829    73000 SH       Defined 01              73000
Exxon Corporation              COM              30231G102    17097   199800 SH       Sole                   199800
                                                             53726   627861 SH       Defined 01             587000             40861
Fairfax Financial Holdings Ltd COM              303901102   104625   267104 SH       Sole                   267104
                                                              4839    12355 SH       Defined 01              12355
Federated Investors            COM              314211103      218    10000 SH       Sole                    10000

                               Markel Corporation
                                    FORM 13F
                                 June 30, 2012

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                             46912  2147000 SH       Defined 01            2124000             23000
Fidelity National Financial    COM              31620R105     2683   139300 SH       Defined 01             113000             26300
General Dynamics               COM              369550108    26222   397544 SH       Defined 01             382000             15544
General Electric               COM              369604103    28393  1362450 SH       Sole                  1362450
                                                             21984  1054904 SH       Defined 01             942550            112354
Hasbro, Inc                    COM              418056107     1355    40000 SH       Defined 01              40000
Heritage Crystal Clean Inc     COM              42726M106     3916   239500 SH       Defined 01             239500
Home Depot                     COM              437076102     1060    20000 SH       Sole                    20000
                                                             49835   940452 SH       Defined 01             900000             40452
Illinois Tool Works            COM              452308109    13151   248652 SH       Defined 01             230000             18652
Intel                          COM              458140100     1599    60000 SH       Sole                    60000
                                                             20791   780142 SH       Defined 01             750000             30142
International Business Machine COM              459200101     1956    10000 SH       Sole                    10000
                                                              2014    10300 SH       Defined 01              10000               300
International Game Technology  COM              459902102     3937   250000 SH       Sole                   250000
                                                             13590   862856 SH       Defined 01             820000             42856
Investors Title Company        COM              461804106    13017   228650 SH       Defined 01             213300             15350
Johnson and Johnson            COM              478160104    18917   280000 SH       Sole                   280000
                                                             19072   282295 SH       Defined 01             271700             10595
Lennar Corp - B                COM              526057302     2444   101700 SH       Defined 01             101700
Lennox International           COM              526107107    11821   253500 SH       Defined 01             253000               500
Leucadia National Corp         COM              527288104    14267   670766 SH       Defined 01             650000             20766
Loews Corporation              COM              540424108     9839   240500 SH       Defined 01             235000              5500
Louisiana Pacific Corp         COM              546347105     1273   117000 SH       Defined 01             117000
Lowes                          COM              548661107     2702    95000 SH       Sole                    95000
                                                             13259   466200 SH       Defined 01             430000             36200
Marriott International         COM              571903202     7133   181965 SH       Sole                   181965
                                                             47191  1203853 SH       Defined 01            1101907            101946
Marriott Vacations Worldwide   COM              57164Y107      564    18196 SH       Sole                    18196
                                                              3560   114919 SH       Defined 01             110186              4733
Mastercard, Inc                COM              57636Q104     1290     3000 SH       Defined 01               3000
McCormick and Company          COM              579780206     1031    17000 SH       Defined 01              17000
McDonalds                      COM              580135101    16875   190609 SH       Defined 01             181000              9609
Microsoft Corp                 COM              594918104    24567   803090 SH       Defined 01             784000             19090
Monsanto Co                    COM              61166W101     2161    26100 SH       Defined 01              25000              1100
Mosaic Company                 COM              61945c103     1807    33000 SH       Defined 01              33000
National Oilwell               COM              637071101     5477    85000 SH       Defined 01              85000
Nicholas Financial             COM              65373j209     1968   153500 SH       Defined 01             153500
Nike                           COM              654106103     4407    50200 SH       Defined 01              50000               200
Northern Trust Corp            COM              665859104     6443   140000 SH       Defined 01             140000
Novo-Nordisk A/S               COM              670100205    33268   228900 SH       Defined 01             215000             13900
Oracle Corp                    COM              68389x105    18405   619700 SH       Defined 01             586000             33700
Patterson Companies Inc.       COM              703395103     5053   146600 SH       Defined 01             145000              1600
Paychex                        COM              704326107     4740   150900 SH       Defined 01             150000               900
Pepsico                        COM              713448108     8691   123000 SH       Defined 01             122300               700
Philip Morris International    COM              718172109    10183   116700 SH       Defined 01             114500              2200
Plum Creek Lumber MLP          COM              729251108     5955   150000 SH       Sole                   150000
                                                              8015   201900 SH       Defined 01             200000              1900
RLI Corporation                COM              749607107    41797   612862 SH       Defined 01             598636             14226
SEI Investments Co             COM              784117103     2188   110000 SH       Defined 01             110000
Schlumberger                   COM              806857108     9412   145000 SH       Defined 01             145000
State Street Corp              COM              857477103     1803    40400 SH       Defined 01              40400
Sysco Corp                     COM              871829107     2534    85000 SH       Sole                    85000
                                                             20983   703899 SH       Defined 01             640000             63899
T.Rowe Price                   COM              74144T108      693    11000 SH       Sole                    11000
                                                             15079   239500 SH       Defined 01             239000               500
Teva Pharmaceuticals           COM              881624209    21830   553500 SH       Defined 01             544000              9500
Union First Market Bankshares  COM              90662P104    50646  3504920 SH       Sole                  3504920

                               Markel Corporation
                                    FORM 13F
                                 June 30, 2012

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
United Parcel Service          COM              911312106     5475    69520 SH       Sole                    69520
                                                             52997   672889 SH       Defined 01             628980             43909
United Technologies            COM              913017109     4048    53600 SH       Defined 01              53000               600
Visa                           COM              92826C839    11881    96100 SH       Defined 01              96000               100
Vodafone Group                 COM              92857w209      564    20000 SH       Defined 01              20000
W.P. Carey                     COM              92930Y107     2071    45000 SH       Sole                    45000
                                                             41989   912200 SH       Defined 01             905200              7000
Wal-Mart Stores                COM              931142103     8117   116425 SH       Sole                   116425
                                                             69458   996238 SH       Defined 01             930575             65663
Walgreen                       COM              931422109    25701   868860 SH       Defined 01             855000             13860
Washington Post Co             COM              939640108     1981     5300 SH       Defined 01               5200               100
Washington Real Estate Investm COM              939653101      266     9366 SH       Defined 01                                 9366
Watsco Inc                     COM              942622200     2952    40000 SH       Defined 01              40000
Western Union                  COM              959802109     6568   390000 SH       Defined 01             390000
Yum! Brands Inc                COM              988498101      206     3200 SH       Defined 01                                 3200
REPORT SUMMARY                 131 DATA RECORDS            2187192           1 OTHER MANAGERS ON WHOSE BEHALF REPORTS IS FILED